Note 13 - Flow-through Share Premium Liability	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
Note 13:	Flow-through share premium liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date. Tax deductions generated by eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

On October 14, 2025, the Company completed two offerings (note 18) and raised $18,000 through the issuance of (i) 9,915,000 flow-through units and (ii) 6,003,000 common shares designated as flow-through shares. The flow-through proceeds will be used for the Company’s mineral exploration activities. The Company is committed to incur the full exploration expenditures of $18,000 before December 31, 2026.

On June 19, 2025, the Company completed an offering (note 18) and raised $3,080 through the issuance of 3,999,701 common shares designated as flow-through shares. The flow-through proceeds will be used for the Company’s mineral exploration activities. The Company is committed to incur the full exploration expenditures of $3,080 before December 31, 2026.

On June 13, 2024, the Company completed an offering (note 18) and raised $5,001 through the issuance of 5,320,000 common shares designated as flow-through shares. The flow-through proceeds will be used for mineral exploration in Quebec. The exploration expenditures of $5,001 was fully incurred as of April 30, 2025.

The flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability were as follows:

	Flow-through funding (expenditures)	Flow-through premium liability
Balance at December 31, 2023	$1,223	$544
Flow-through eligible expenditures	(1,223)	(544)
Flow-through funds raised	5,001	2,022
Flow-through eligible expenditures	(2,666)	(1,078)
Balance at December 31, 2024	$2,335	$944
Flow-through eligible expenditures	(2,335)	(944)
Flow-through funds raised	21,080	1,246
Flow-through eligible expenditures	(4,259)	(456)
Balance at December 31, 2025	$16,821	$790